Income Taxes (Details Narrative) $ in Millions	3 Months Ended
Jul. 31, 2021 CAD ($)
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 1,099
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	1,032
Revenu Quebec Agency [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	34
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven to Two Thousand Fourteen Taxation Years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 33